CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data	Total	Comprehensive Income (Loss)	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Items, Net	Noncontrolling Interests
Balance at Dec. 31, 2009	$ 2,157,471		$ 2,035	$ 1,298,657	$ 825,014	$ 27,661	$ 4,104
Balance (in shares) at Dec. 31, 2009			203,546,757
Increase (Decrease) in Stockholders' Equity
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation, including tax benefit of $1,017 and $613 during the period ended March 31, 2011 and 2010, respectively	9,194		3	9,191
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)			295,055
Stock options issued in connection with an acquisition	2,682			2,682
Stock repurchases	(10,756)		(4)	(10,752)
Stock repurchases (in shares)			(409,963)
Parent cash dividends (see Note 9)	(12,720)				(12,720)
Comprehensive Income (Loss):
Currency translation adjustment	(19,558)	(19,558)				(19,478)	(80)
Net income (loss)	25,839	25,839			25,566		273
Comprehensive Income (Loss)	6,281	6,281
Noncontrolling interests dividends	(212)						(212)
Balance at Mar. 31, 2010	2,151,940		2,034	1,299,778	837,860	8,183	4,085
Balance (in shares) at Mar. 31, 2010			203,431,849
Balance at Dec. 31, 2010	1,963,262		2,001	1,228,655	695,707	29,482	7,417
Balance (in shares) at Dec. 31, 2010	200,064,066		200,064,066
Increase (Decrease) in Stockholders' Equity
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation, including tax benefit of $1,017 and $613 during the period ended March 31, 2011 and 2010, respectively	16,232		6	16,226
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)			578,218
Stock repurchases	(10,971)		(4)	(10,967)
Stock repurchases (in shares)			(384,169)
Parent cash dividends (see Note 9)	(37,601)				(37,601)
Comprehensive Income (Loss):
Currency translation adjustment	22,478	22,478				22,518	(40)
Net income (loss)	74,619	74,619			73,460		1,159
Comprehensive Income (Loss)	97,097	97,097
Noncontrolling interests dividends	(33)						(33)
Balance at Mar. 31, 2011	$ 2,027,986		$ 2,003	$ 1,233,914	$ 731,566	$ 52,000	$ 8,503
Balance (in shares) at Mar. 31, 2011	200,258,115		200,258,115